CRA
--------------------------------------------------------------------------------
                                      REALTY
--------------------------------------------------------------------------------
                                      SHARES
--------------------------------------------------------------------------------
                                      PORTFOLIO
--------------------------------------------------------------------------------

                                  ANNUAL REPORT
                                 TO SHAREHOLDERS

                                OCTOBER 31, 2002

                                   ADVISED BY:
                                    CLARION
                                 CRA SECURITIES

                                                                       CRA
                                                              ------------------
                                                                       REALTY
                                                              ------------------
                                                                       SHARES
                                                              ------------------
                                                                       PORTFOLIO

MANAGER'S DISCUSSION OF FUND PERFORMANCE

Letter to Our Shareholders:

We are pleased to present the report for the CRA Realty Shares portfolio managed on your behalf by Clarion CRA Securities for the twelve-month period ended October 31, 2002. This report includes an analysis of performance, a review of factors influencing real estate stock returns, and our outlook.

PORTFOLIO REVIEW:

It was a difficult month for real estate company stocks as the major indices fell almost 5% despite a rally in the broader stock market. The portfolio managed by Clarion CRA modestly outperformed the real estate indices for the month and for all time periods shown.

                                                                                                          ANNUALIZED
                                             OCTOBER     TRAILING     YEAR-TO-    TRAILING     TRAILING    TRAILING        SINCE
                                              2002       3 MONTHS       DATE      12 MONTHS    3 YEARS     5 YEARS      INCEPTION*
------------------------------------------------------------------------------------------------------------------------------------
   CRA Realty Shares Portfolio                -4.50%       -7.53%        -1.24%       8.06%      13.00%       3.59%        6.06%
   Wilshire R.E. Securities                   -4.98        -9.14         -3.61        5.61       12.40        3.00         5.03
   NAREIT - Equity REITs                      -4.81        -8.47         -1.39        6.57       12.95        3.16         5.19
   S&P 500 (Lg. Co. Stocks)                    8.80        -2.39        -21.84      -15.11      -12.22        0.73         4.59
   Russell 2000 (Sm. Co. Stocks)               3.21        -4.45        -22.69      -11.57       -3.22       -1.70         1.83
   Lehman Gov't/Corp. Bonds                   -0.96         3.44          8.09        5.48        9.22        7.37         7.71
------------------------------------------------------------------------------------------------------------------------------------

       *Inception Date: 1/1/97
       The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth less than their original cost.

COMMENTARY:

OUCH! IT'S NOT ALWAYS GOOD TO BE RIGHT. We were expecting bad news in the third quarter earnings announcements ... and we got it. In our last letter to you we predicted that real estate stocks would be under pressure as there would likely be little good news in the upcoming earnings season. We were right, though somewhat surprised by the magnitude of the sell-off. While roughly two-thirds of the companies in our coverage universe met or beat consensus earnings estimates for the quarter, a majority of companies reduced guidance for the rest of 2002 and for 2003. The downward revisions were particularly significant in the office, apartment and hotel sectors.

ARE WE AT THE BOTTOM YET? Earnings estimates came down for 2003. Reflecting new data from calls with management after the third quarter earnings announcements, we have revised our earnings estimates for this year and next. The average growth rate for the group is now -0.7% for 2002 and turns modestly positive for 2003. Growth rates vary dramatically by property type. We now expect negative earnings growth to continue into 2003 for apartments, office, and manufactured home communities. The other property sectors should see positive earnings growth next year with the most promising outlooks for malls and shopping centers. The adjacent graph shows our current projections for 2002 and 2003 earnings growth by property sector.

                               [BAR GRAPH OMITTED]
                   PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:

                            2002-2003 EARNINGS GROWTH

                                  2002             2003
Mall                               7.7              7.7
Hotels                            -9.1              5.0
Health Care                        3.1              4.6
Storage                           -3.5              4.6
Shopping Centers                   3.0              4.1
Industrial                         1.2              1.1
Mfr Homes                         -1.4             -0.2
Office                            -0.3             -1.1
Apartments                        -5.5             -2.2
Average                           -0.7              1.7

CLARION CRA SECURITIES, L.P.
--------------------------------------------------------------------------------
AN AFFILIATE OF CLARION PARTNERS

Though in this economic environment the outlook is somewhat uncertain, we are struck by the idea that most management teams have chosen to offer very conservative guidance for next year. Any contribution from acquisitions and stock buybacks is not included. Further occupancy losses and market rent declines have been assumed for office, apartment, and industrial companies. At least one well-respected Wall Street analyst (if that is not an oxymoron) posed the question, "Have estimates finally hit bottom?" With a little help from the Federal Reserve and continued lurching progress on the economy, we think the answer might be "Yes."

CROSSCURRENTS IN THE SECTOR ALLOCATION AFFECT PERFORMANCE. CRA managed modest outperformance this month despite some headwind created by our asset allocation. In spite of generally positive news from mall companies during earnings calls, our overweight in malls was a drag on performance as the mall sector underperformed. Hotels were a surprising outperformer given continued weak demand at hotels throughout the country. Nonetheless, despite a significant underweight, we held our own on the strength of generally good hotel stock selection. On the upside, our health care holdings were a positive contributor for the month. Our continuing underweights in the office and apartment sectors also helped as these sectors lagged the performance of the index. Storage and manufactured homes, two small sectors to which we have no exposure, were also underperformers in October. Previously thought to be immune to the effects of a slow economy, both of these sectors fell on bad news during the quarter calls. The table below shows performance for all of the property sectors in the index.

                      WILSHIRE REAL ESTATE SECURITIES INDEX
               PERFORMANCE BY PROPERTY TYPE AS OF OCTOBER 31, 2002

------------------------------------------------------------------------------------------------------------------------------------
         PROPERTY TYPE            WEIGHT IN       OCTOBER       YEAR-TO        2002          2001        2001      TRAILING
                                     INDEX                       DATE          RANK                      RANK       1 YEAR
------------------------------------------------------------------------------------------------------------------------------------
         Shopping Centers             11.0%         -1.7%          9.9%          4           29.4%         4           16.5%
         Hotels                        9.5          -1.9         -15.1          10           -8.9         10            9.1
         Outlet Centers                1.1          -2.5          40.0           1           33.6          3           53.8
         Diversified                  13.7          -4.4          -2.5           5            7.1          8            4.7
         Industrial                    7.4          -4.8          10.2           3            7.9          7           20.4
         Malls                        12.3          -5.5          17.1           2           33.9          2           29.6
         Apartments                   19.1          -5.7         -12.1           9            8.8          6           -4.2
         Storage                       3.6          -6.7          -7.6           6           45.5          1           -3.2
         Office                       21.0          -6.8         -10.0           7            5.8          9           -3.8
         Mfr. Homes                    1.4         -11.0         -10.7           8           11.9          5          -11.1
------------------------------------------------------------------------------------------------------------------------------------
         Total                       100.0%         -5.0%         -3.6%                      10.5%                      5.6%
------------------------------------------------------------------------------------------------------------------------------------



NAV DISCOUNT IS RISING, CREATING A BUYING OPPORTUNITY FOR MANY COMPANIES. With the pullback in October, we estimate that the average real estate company trades at approximately a 10% discount to the Net Asset Value (NAV) of its real estate assets, valued using current private market pricing. Many companies have been frustrated over the last 12 to 18 months at not having found more opportunities to buy real estate assets on the cheap. Anticipating that weak economic conditions would create some motivated sellers, many companies had beefed up their balance sheet capacity to make acquisitions. The opportunity to buy properties cheaply in scale failed to materialize as real estate pricing has remained firm due to the availability of private capital and low cost debt. However, many companies now see the opportunity to buy their own portfolios at double-digit discounts to NAV. Many companies are using their balance sheet capacity to implement stock buyback programs. Even Equity Residential and Equity Office Properties, two of the largest REITs whose management teams have long eschewed stock buybacks, have bought back hundreds of millions of dollars of their stock. In fact, some savvy management teams are moving to take advantage of the arbitrage by accelerating sales of properties and buying back stock. These buybacks have a doubly positive effect in that they improve NAV per share and they help to boost earnings in future periods given the positive arbitrage.

CLARION CRA SECURITIES, L.P.
--------------------------------------------------------------------------------
AN AFFILIATE OF CLARION PARTNERS

A WORD ABOUT DIVIDENDS. As the Federal Reserve Board cut interest rates in early November for the 11th time since January of 2001, the thirst for yield in this market grows. The average REIT dividend yield, as of the end of October, is 7.4% according to NAREIT, which compares very favorably to the 3.9% on the 10-year Treasury bond. In fact, the 350 basis point spread is unprecedented. Much has been written about the possibility of dividend cuts by REITs which may explain the unusually wide spread. We believe concerns are overblown. Dividend coverage ratios have narrowed somewhat as earnings estimates have come down. But the average coverage ratio remains 1.4 times.

Averages can be deceiving, and coverage varies by property type. There are a handful of companies who may have to cut their dividend. For example, Post Properties (an apartment company in Atlanta) currently pays a dividend of over 150% of our estimate of cash flow per share. They should cut their dividend. Post is the exception rather than the rule, however, despite what THE WALL STREET JOURNAL headlines would have you believe. If the economy resumes its growth, as it is widely expected to do next year, we see REIT dividends as a safe, secure opportunity for many investors to lock in some very attractive yields.

We appreciate your continued faith and confidence as we negotiate this challenging investment environment.

Sincerely,

CLARION CRA SECURITIES, L.P.



/S/ SIGNATURE                                               /S/ SIGNATURE
T. Ritson Ferguson                                          Kenneth D. Campbell
Co-Portfolio Manager                                        Co-Portfolio Manager


This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing or sending money. The CRA Realty Shares Portfolio, a portfolio of the Advisors' Inner Circle Fund, is distributed by SEI Investments Distributions Co., Oaks, PA 19456. The portfolio is subject to the risk that the securities of issuers in the real estate industry that the Portfolio purchases will underperform the market as a whole. To the extent that the Portfolio's investments are concentrated in issuers conducting business in the real estate industry, the Portfolio is subject to legislative or regulatory changes, adverse market conditions and/or increase competition affecting that industry.

CLARION CRA SECURITIES, L.P.
--------------------------------------------------------------------------------
AN AFFILIATE OF CLARION PARTNERS

           COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
       IN THE CRA REALTY SHARES, VERSUS THE S&P 500 COMPOSITE INDEX, THE
                 WILSHIRE REAL ESTATE SECURITIES INDEX, AND THE
                              NAREIT EQUITY INDEX

                                  Total Return1

      One         Annualized     Annualized     Annualized
      Year          3 Year         5 Year      Inception to
     Return         Return         Return          Date
      8.06%         13.00%          3.59%          6.06%

                              [LINE GRAPH OMITTED]
                   PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:

                                S&P 500         Wilshire Real
                CRA            Composite      Estate Securities        NAREIT
           Realty Shares         Index              Index           Equity Index
12/96        $10,000            $10,000            $10,000            $10,000
10/97        $11,817            $12,527            $11,488            $11,502
10/98        $10,144            $15,283            $ 9,851            $10,031
10/99        $ 9,768            $19,207            $ 9,377            $ 9,325
10/00        $12,091            $20,376            $11,449            $11,030
10/01        $13,044            $15,303            $12,607            $12,606
10/02        $14,095            $12,990            $13,314            $13,436


Figures represent the period from December 31, 1996 through October 31, 2001.

1These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns for certain periods reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance would have been lower.

CLARION CRA SECURITIES, L.P.
--------------------------------------------------------------------------------
AN AFFILIATE OF CLARION PARTNERS

STATEMENT OF NET ASSETS

October 31, 2002




                                                         Market
                                                          Value
CRA REALTY SHARES PORTFOLIO                    Shares     (000)
-----------------------------------------------------------------

EQUITIES (95.6%)
HEALTHCARE (5.0%)
   Health Care Reit Inc......................   73,200   $ 2,056
   Healthcare Realty Trust Inc...............   90,600     2,805
                                                         --------
                                                           4,861
                                                         --------
INDUSTRIAL (8.1%)
   AMB Property Corp.........................  107,100     2,871
   Prologis..................................  204,100     4,939
                                                         --------
                                                           7,810
                                                         --------
INDUSTRIAL/OFFICE MIX (9.5%)
   Duke Realty Corp..........................  122,500     2,977
   Keystone Property Trust...................  107,861     1,787
   Liberty Property Trust....................  152,100     4,462
                                                         --------
                                                           9,226
                                                         --------
OFFICE (20.5%)
   Arden Realty Inc..........................  112,800     2,414
   Boston Properties.........................  119,200     4,255
   CarrAmerica Realty Corp...................   58,100     1,379
   Equity Office Properties Trust............  128,079     3,084
   Mack-Cali Realty Corp.....................  118,300     3,418
   Prentiss Properties Trust.................  129,000     3,477
   Vornado Realty Trust......................   52,300     1,922
                                                         --------
                                                          19,949
                                                         --------
RESIDENTIAL: APARTMENTS (17.7%)
   Apartment Investment & Management, Cl A...   82,100     2,885
   Archstone-Smith Trust.....................  160,000     3,670
   BRE Properties, Cl A......................   68,200     1,957
   Camden Property Trust.....................   77,700     2,435
   Equity Residential Properties Trust.......   92,500     2,194
   Home Properties of New York Inc...........   78,700     2,495
   United Dominion Realty Trust Inc..........  110,300     1,592
                                                         --------
                                                          17,228
                                                         --------
RESIDENTIAL: HOTELS (4.8%)
   Hilton Hotels Corp.**.....................  142,500     1,753
   Starwood Hotels & Resorts Worldwide Inc.**  124,600     2,903
                                                         --------
                                                           4,656
                                                         --------
RETAIL: MALLS (17.0%)
   CBL & Associates Properties...............   80,400     2,971
   General Growth Properties Inc.............   99,700     4,793
   Rouse Company.............................  115,400     3,422
   Simon Property Group Inc..................  158,028     5,397
                                                         --------
                                                          16,583
                                                         --------


                                                         Market
                                                          Value
                                               Shares     (000)
-----------------------------------------------------------------
RETAIL: SHOPPING CENTERS (13.0%)
   Developers Diversified Realty Corp........  181,500   $ 3,884
   Heritage Property Investment Trust........  165,400     3,945
   Regency Centers Corp......................  154,500     4,830
                                                         --------
                                                          12,659
                                                         --------
   TOTAL EQUITIES
     (Cost $85,792)...................................    92,972
                                                         --------

CASH EQUIVALENT (4.1%)
   SEI Daily Income Trust Prime
     Obligation Fund.........................4,022,015     4,022
                                                         --------
   TOTAL CASH EQUIVALENT
     (Cost $4,022) ...................................     4,022
                                                         --------
   TOTAL INVESTMENTS (99.7%)
     (Cost $89,814)...................................    96,994
                                                         --------

OTHER ASSETS AND LIABILITIES (0.3%)
   Investment Advisory Fees Payable..........                (55)
   Administrative Fees Payable...............                (12)
   Other Assets and Liabilities..............                404
                                                         --------
   TOTAL OTHER ASSETS AND LIABILITIES, NET ...........       337
                                                         --------

NET ASSETS:
   Paid in Capital -- Institutional Shares
     (unlimited authorization --
     no par value) based on 9,756,814
     outstanding shares of beneficial interest .......    96,622
   Distributions in excess of net investment income ..      (214)
   Accumulated net realized loss on investments ......    (6,257)
   Net unrealized appreciation on investments ........     7,180
                                                         --------
   TOTAL NET ASSETS (100.0%) .........................   $97,331
                                                         ========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- INSTITUTIONAL SHARES ........      $9.98
                                                         ========

**  REOC -- REAL ESTATE OPERATING COMPANY
    CL -- CLASS
    CORP. -- CORPORATION
    INC. -- INCORPORATED


    The accompanying notes are an integral part of the financial statements.
                                        5

STATEMENT OF OPERATIONS  (000)

                                                                                                                            FOR THE
                                                                                                                          YEAR ENDED
CRA REALTY SHARES PORTFOLIO                                                                                                10/31/02
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividend Income....................................................................................................     $4,788
   Interest Income ...................................................................................................         48
------------------------------------------------------------------------------------------------------------------------------------
     Total Investment Income..........................................................................................      4,836
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees ..........................................................................................        642
   Administrative Fees ...............................................................................................        137
   Professional Fees .................................................................................................         30
   Transfer Agent Fees ...............................................................................................         33
   Printing Fees .....................................................................................................         17
   Registration and Filing Fees ......................................................................................         13
   Custodian Fees ....................................................................................................         14
   Trustee Fees ......................................................................................................          7
   Amortization of Deferred Organizational Costs .....................................................................          5
   Other Fees.........................................................................................................          1
------------------------------------------------------------------------------------------------------------------------------------
     Total Expenses ..................................................................................................        899
------------------------------------------------------------------------------------------------------------------------------------
       Net Investment Income .........................................................................................      3,937
------------------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain from Securities Sold ............................................................................      2,174
   Net Change in Unrealized Depreciation of Investment Securities ....................................................       (193)
------------------------------------------------------------------------------------------------------------------------------------
     Net Realized and Unrealized Gain on Investments .................................................................      1,981
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from Operations...............................................................     $5,918
------------------------------------------------------------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                                                          FOR THE           FOR THE
                                                                                                        YEAR ENDED        YEAR ENDED
CRA REALTY SHARES PORTFOLIO                                                                              10/31/02          10/31/01
------------------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income..............................................................................   $  3,937         $ 3,587
   Net Realized Gain from Securities Sold ............................................................      2,174           1,844
   Net Change in Unrealized Depreciation of Investment Securities ....................................       (193)           (466)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting from Operations.............................................      5,918           4,965
------------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .............................................................................     (3,937)         (3,587)
   In Excess of Net Investment Income ................................................................     (1,294)           (577)
------------------------------------------------------------------------------------------------------------------------------------
     Total Distributions .............................................................................     (5,231)         (4,164)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Shares Issued .....................................................................................     31,057          13,726
   Shares Issued in Lieu of Cash Distributions .......................................................      3,750           3,110
   Redemption Fees....................................................................................          1              --
   Shares Redeemed ...................................................................................    (14,352)         (5,896)
------------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets Derived from Capital Share Transactions.....................................     20,456          10,940
------------------------------------------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ....................................................................     21,143          11,741
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
   Beginning of Year .................................................................................     76,188          64,447
------------------------------------------------------------------------------------------------------------------------------------
   End of Year .......................................................................................   $ 97,331         $76,188
====================================================================================================================================
   Shares Issued and Redeemed:
    Shares Issued ....................................................................................      2,943           1,355
    Shares Issued in Lieu of Cash Distributions ......................................................        343             303
    Shares Redeemed ..................................................................................     (1,331)           (589)
------------------------------------------------------------------------------------------------------------------------------------
     Net Increase in Shares ..........................................................................      1,955           1,069
------------------------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout the Periods Ended October 31,





          Net                         Net                                             Net                   Net
         Asset                   Realized and     Distributions   Distributions      Asset                Assets        Ratio
         Value         Net        Unrealized         from Net          from          Value                  End      of Expenses
       Beginning   Investment   Gain (Loss) on      Investment        Capital         End       Total    of Period   to Average
       of Period     Income       Securities          Income           Gains       of Period   Return+     (000)     Net Assets
       ---------   ----------   --------------    -------------   -------------    ---------   -------   ---------   -----------

---------------------------
CRA REALTY SHARES PORTFOLIO
---------------------------
2002    $ 9.77       $0.60         $ 0.23            $(0.62)         $   --          $9.98       8.06%     $97,331        0.98%
2001      9.57        0.50           0.27             (0.57)             --           9.77       7.88       76,188        1.00
2000      8.24        0.69           1.21             (0.57)             --           9.57      23.78       64,447        1.00
1999      9.10        0.49          (0.80)            (0.55)             --           8.24      (3.70)      55,968        1.00
1998     11.49        0.35          (1.85)            (0.40)          (0.49)          9.10     (14.16)      55,617        1.00


                                    Ratio
                                    of Net
          Ratio        Ratio      Investment
       of Expenses     of Net       Income
       to Average    Investment   to Average
       Net Assets      Income     Net Assets   Portfolio
       (Excluding    to Average   (Excluding    Turnover
        Waivers)     Net Assets    Waivers)       Rate
       -----------   ----------   ----------   ---------

---------------------------
CRA REALTY SHARES PORTFOLIO
---------------------------
2002      0.98%         4.29%        4.29%      106.05%
2001      1.03          4.84         4.81        77.46
2000      1.05          5.71         5.66        92.99
1999      1.11          5.37         5.26        66.56
1998      1.17          3.29         3.12        73.54


+ Return is for the period indicated and has not been annualized. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                        CRA REALTY SHARES PORTFOLIO

October 31, 2002



1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 40 portfolios. The financial statements herein are those of the CRA Realty Shares Portfolio (the "Fund"). The financial statements of the remaining portfolios are presented separately. The Fund is registered to offer two classes of shares:
Institutional Shares and Class A Shares. As of October 31, 2002, the Class A Shares had not yet commenced operations. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund.

   SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Securities for which quotations are not readily available are valued at fair value using methods determined in good faith by the Board of Trustees.

   SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts or premiums during the respective holding period which is calculated using the effective interest method. Interest income is recognized on the accrual basis. Dividend income is recorded on the ex-date.

   NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day by dividing the total value of assets, less liabilities, by the number of shares outstanding.

   REPURCHASE AGREEMENTS -- Securities pledged as collateralfor repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market
value  of  the  collateral,   including  accrued  interest  thereon,  is
sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

   EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or relative daily net assets compared to the aggregate daily net assets of the Trust.

   DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to shareholders quarterly. Any net realized capital gains are distributed to shareholders at least annually.

   USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts ("REITs"). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. A return of capital reduces the cost basis of the investment. The Fund's Administrator estimates the return of capital based upon historical returns of capital paid by each REIT in prior periods. These estimates are then reconciled to the actual returns of capital reported by the REITs shortly after calendar year end, and an adjustment, if any is required, is then recorded by the Fund.

   IMPLEMENTATION OF NEW ACCOUNTING STANDARDS -- The Fund implemented the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies (the "Guide"), as required on November 1, 2001. The implementation did not have any material impact on the results of operations or financial condition of the Fund upon adoption of the provisions of the Guide.

3. ORGANIZATION COSTS AND TRANSACTIONS WITH AFFILIATES:

In April 1998, the AICPA issued Statement of Position "SOP" No. 98-5, "Reporting on the Costs of Start-Up Activities." Prior to issuance of SOP 98-5, which required organizational costs to be expensed, the Fund incurred organization costs of approximately $32,000. These costs have been capitalized by the Fund and are being amortized over sixty months commencing with the start-up. In the event the initial shares of the Fund are redeemed by any holder thereof during the period that the Fund is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Fund will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of approximately $13,000 for organizational work performed by a law firm of which a trustee of the Trust is a partner and two officers of the Trust are partners. The organizational costs are fully amortized as of October 31, 2002.

NOTES TO FINANCIAL STATEMENTS (continued)            CRA REALTY SHARES PORTFOLIO

October 31, 2002



Certain officers of the Trust are also officers of SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services, the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

4. ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $75,000 or 0.15% of the first $100 million of the Fund's average daily net assets; 0.125% of the next $100 million of the Fund's average daily net assets; 0.10% of the next $100 million of the Fund's average daily net assets; and 0.08% of the Fund's average daily net assets over $300 million.

Effective April 27, 2001, the Board of Trustees approved a change in the transfer agent and dividend disbursing agent for the Fund from DST Systems Inc. to Forum Shareholder Services, LLC.

The Trust and Distributor are parties to a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

5. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

The Trust and Clarion CRA Securities, L.P. (the "Adviser") are parties to an Investment Advisory Agreement under which the Adviser receives an annual fee equal to .70% of the Fund's average daily net assets. The Adviser has, on a voluntary basis, agreed to waive its fee and reimburse Fund expenses as applicable in order to limit the Fund's total operating expenses to a maximum of 1.00% of the average daily net assets for Institutional shares. The Adviser reserves the right to terminate this arrangement at any time in its sole discretion.

Wachovia Bank N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than short-term investments and U.S. Government securities, for the period ended October 31, 2002, were as follows (000):

      Purchases...............................       $113,673
      Sales ..................................         94,472

7. FEDERAL TAX INFORMATION:

It is the Fund's intention to continue to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

Distributions from net investment income and net realized capital gains are determined in accordance with the U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital in the period that the differences arise. Accordingly, the Fund reclassified $918,606 from paid-in-capital to undistributed net investment income. These reclassifications have no effect on net assets or net asset value.

At October 31, 2002, the total cost of securities and net unrealized gains or losses on securities sold for Federal income tax pur- poses was different from amounts reported for financial reporting purposes. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for securities held by the Fund at October 31, 2002, were as follows (000):

Federal tax cost................................      $90,318
Aggregate gross unrealized
  appreciation .................................        9,202
Aggregate gross unrealized
  depreciation .................................       (2,526)
                                                      -------
Net unrealized appreciation ....................      $ 6,676
                                                      =======

The tax character of dividends and distributions paid during the last two years were as follows (000):

                                 Ordinary
                                  Income         Total
      2002 .....................  $5,231        $5,231
      2001 .....................   4,164         4,164

As of October 31, 2002, the components of Distributable Earnings/Accumulated Losses were as follows (000):

Distributions in Excess of       Capital Loss    Unrealized Appreciation
Ordinary Income                  Carryforwards        Depreciation)
    $(214)                        $(5,753)               $6,676

For Federal income tax purposes the Fund has a December 31st tax year end. The Fund had a capital loss carryforward at December 31, 2001, that can be used to offset future capital gains.The capital loss carryforward will expire as follows
(000):

December 2007 ..................................       $3,326
December 2008...................................        2,427
                                                       ------
Total ..........................................       $5,753
                                                       ======

8. CONCENTRATION OF INDUSTRY/CREDIT RISK:

The Fund invests a substantial portion of its assets in securities in the real estate industry. Therefore, it may be more affected by economic and political developments in that industry than a general equity fund would be.

NOTES TO FINANCIAL STATEMENTS (concluded)            CRA REALTY SHARES PORTFOLIO

October 31, 2002



9. REDEMPTION FEE (INSTITUTIONAL SHARES):

The Fund charges a redemption fee of 0.75% on redemptions of Institutional Shares that have been held less than six months. The fee will be deducted from sale proceeds and cannot be paid separately. The fee does not apply to shares purchased with reinvested dividends or distributions. The redemption fee is designed to discourage short-term trading and any proceeds of the fee will be credited to the assets of the Fund. The Fund may waive this redemption fee at its discretion. As of October 31, 2002, there was $1,210 in redemption fees retained.

10. SUBSEQUENT EVENT:

On November 4, 2002, pursuant to an Agreement and Plan of Reorganization dated August 20, 2002, all of the assets and liabilities of the CRA Realty Shares Portfolio (the "Acquired Fund") were transferred to a newly created series of the ING Equity Trust, the ING Real Estate Fund (the "Acquiring Fund") in exchange for shares of the Acquiring Fund. These shares were then distributed to shareholders of the Acquired Fund and the Acquired Fund was then terminated.

This reorganization was accounted for as a tax-free reorganization under the Internal Revenue Code. Accordingly, no gain or loss was recognized by the Acquired Fund upon the transfer of its assets and liabilities to the Acquiring Fund, and no gain or loss was recognized by the shareholders of the Acquired Fund upon the exchange of their Acquired Fund Shares for shares of the Acquiring Fund.

11. CHANGE IN INDEPENDENT AUDITOR (UNAUDITED):

In May 2002, Arthur Andersen LLP (Arthur Andersen) resigned as independent auditor for the Fund. KPMG LLP (KPMG) was selected as the Fund's independent auditor. The Fund's selection of KPMG as its independent auditor was recommended by the Fund's audit committee and was approved by the Fund's Board of Directors.

The report on the financial statements audited by Arthur Andersen for the year ended October 31, 2001 for the Fund did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and Arthur Andersen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of Arthur Andersen would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such year.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of CRA Realty Shares Portfolio of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of CRA Realty Shares Portfolio (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2002, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended October 31, 2001 and the financial highlights for each of the years or period ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the CRA Realty Shares Portfolio of The Advisors' Inner Circle Fund as of October 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

As further explained in Note 10, on November 4, 2002, pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the Fund were transferred to a newly-created entity and the Fund was terminated.

/S/ KMPG LLP

Philadelphia, Pennsylvania
December 23, 2002

                      This page intentionally left blank.

                                                     CRA REALTY SHARES PORTFOLIO

October 31, 2002


TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below is the name, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as a Trustee or Officer of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.




                                                             TERM OF
                                     POSITION(S)             OFFICE AND
    NAME, ADDRESS,                   HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
       AGE(1)                        THE TRUST              TIME SERVED(2)              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
JOHN T. COONEY                        Trustee               (Since 1993)        Vice Chairman of Ameritrust Texas N.A.,
75 yrs. old                                                                     1989-1992, and MTrust Corp., 1985-1989.
------------------------------------------------------------------------------------------------------------------------------------
ROBERT A. PATTERSON                   Trustee               (Since 1993)        Pennsylvania State University, Senior Vice
75 yrs. old                                                                     President, Treasurer (Emeritus); Financial
                                                                                and Investment Consultant, Professor of
                                                                                Transportation since 1984; Vice President-
                                                                                Investments, Treasurer, Senior Vice President
                                                                                (Emeritus), 1982-1984. Director,
                                                                                Pennsylvania Research Corp.
------------------------------------------------------------------------------------------------------------------------------------
EUGENE B. PETERS                      Trustee               (Since 1993)        Private investor from 1987 to present. Vice
73 yrs. old                                                                     President and Chief Financial Officer, Western
                                                                                Company of North America (petroleum ser-
                                                                                vice company), 1980-1986. President of Gene
                                                                                Peters and Associates (import company),
                                                                                1978-1980. President and Chief Executive
                                                                                Officer of Jos. Schlitz Brewing Company
                                                                                before 1978.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. STOREY                       Trustee               (Since 1994)        Partner, Dechert Price & Rhoads, September
71 yrs. old                                                                     1987-December 1993.







------------------------------------------------------------------------------------------------------------------------------------



        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                      OTHER DIRECTORSHIPS
         MEMBER                           HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------



          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.
--------------------------------------------------------------------------------
          40                      Member and Treasurer, Board of
                                  Trustees of Grove City College.
                                  Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds, The MDL
                                  Funds, and The Expedition Funds.

--------------------------------------------------------------------------------
          40                      Trustee of The Arbor Funds,
                                  The MDL Funds, The Expedition
                                  Funds, SEI Asset Allocation Trust, SEI
                                  Daily Income Trust, SEI Index Funds,
                                  SEI Institutional International Trust,
                                  SEI Institutional Investments Trust, SEI
                                  Institutional Managed Trust, SEI
                                  Insurance Products Trust, SEI Liquid
                                  Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------

1 Unless   otherwise  noted,  the  business  address  of  each  Trustee  is  SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each  trustee  shall hold office  during the  lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies,  resigns or is removed in  accordance  with the Trust's  Declaration of Trust.
3 Directorships  of companies  required to report to the Securities and Exchange
  Commission  under  the  Securities Exchange  Act  of  1934  (i.e.,   "public
  companies") or other investment companies registered under the 1940 Act.

                                     14 & 15
.................................................................................

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor.



                                                             TERM OF
                                     POSITION(S)             OFFICE AND
    NAME, ADDRESS,                   HELD WITH               LENGTH OF               PRINCIPAL OCCUPATION(S)
       AGE(1)                        THE TRUST              TIME SERVED(2)              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.            Trustee                 (Since 1999)         Chief Executive Officer, Newfound Consultants Inc.
                                                                                since April 1997.  General Partner, Teton Partners,
                                                                                L.P., June 1991-December 1996; Chief Financial
                                                                                Officer, Nobel Partners, L.P., March 1991-December
                                                                                1996; Treasurer and Clerk, Peak Asset Management,
                                                                                Inc., since 1991.
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                    Chairman               (Since 1991)         Currently performs various services on behalf
56 yrs. old                        of the Board                                 of SEI Investments for which Mr. Nesher is
                                   of Trustees                                  compensated. Executive Vice President of SEI
                                                                                Investments, 1986-1994. Director and
                                                                                Executive Vice President of the Administrator
                                                                                and the Distributor, 1981-1994.




------------------------------------------------------------------------------------------------------------------------------------
WILLIAMM. DORAN                       Trustee               (Since 1992)        Partner, Morgan, Lewis & Bockius LLP (law firm),
Philadelphia, PA 19103                                                          counsel to the Trust, SEI Investments,
62 yrs. old                                                                     the Administrator and the Distributor. Director
                                                                                of SEI Investments since 1974; Secretary of
                                                                                SEI Investments since 1978.




------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                        OTHER DIRECTORSHIPS
         MEMBER                             HELD BY BOARD MEMBER(3)
--------------------------------------------------------------------------------


          40                           Trustee, Navigator Securites Lending
                                       Trust, since 1995.  Trustee of The
                                       Fulcrom Tust.  Trustee of The Arbor
                                       Funds, The MDL Funds, The Expedition
                                       Funds, SEI Asset Allocation Trust, SEI
                                       Daily Income Trust, SEI Index Funds, SEI
                                       Institutional International Trust, SEI
                                       Institutional Investments Trust, SEI
                                       Institutional Managed Trust, SEI
                                       Insurance Products Trust, SEI Liquid
                                       Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------


          40                           Trustee of The Arbor Funds, Bishop
                                       Street Funds, The Expedition Funds,
                                       The MDL Funds, SEI Asset Allocation
                                       Trust, SEI Daily Income Trust, SEI
                                       Index Funds, SEI Institutional
                                       International Trust, SEI Institutional
                                       Investments Trust, SEI Institutional
                                       Managed Trust, SEI Insurance Products
                                       Trust, SEI Liquid Asset Trust and
                                       SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
          40                           Trustee of The Arbor Funds, The
                                       MDL Funds, The Expedition Funds,
                                       SEI Asset Allocation Trust, SEI Daily
                                       Income Trust, SEI Index Funds, SEI
                                       Institutional International Trust, SEI
                                       Institutional Investments Trust, SEI
                                       Institutional Managed Trust, SEI
                                       Insurance Products Trust, SEI Liquid
                                       Asset Trust and SEI Tax Exempt Trust.
--------------------------------------------------------------------------------
1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.
2 Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.
3 Directorships of companies required to report to the Securities and Exchange
  Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.


                                     16 & 17
.................................................................................

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                    POSITION(S)             OFFICE AND
    NAME, ADDRESS,                  HELD WITH               LENGTH OF                PRINCIPAL OCCUPATION(S)
      AGE(1)                        THE TRUST              TIME SERVED(2)              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
JAMES R. FOGGO                      President              (Since 2000)         Vice President and Assistant Secretary
38 yrs. old                                                                     of SEI Investments since 1998; Vice
                                                                                President and Assistant Secretary of
                                                                                SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 1999; Associate, Paul, Weiss,
                                                                                Rifkind, Wharton & Garrison (law firm),
                                                                                1998; Associate, Baker & McKenzie
                                                                                (law firm), from 1995-1998.
------------------------------------------------------------------------------------------------------------------------------------
JENNIFER SPRATLEY, CPA        Controller and Chief         (Since 2001)         Director, SEI Funds Accounting since
33 yrs. old                     Financial Officer                               November 1999; Audit Manager, Ernst
                                                                                & Young LLP from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
SHERRY K. VETTERLEIN      Vice President and Secretary     (Since 2001)         Vice President and Assistant Secretary
40 yrs. old                                                                     of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since January 2001; Shareholder/Partner,
                                                                                Buchanan Ingersoll Professional
                                                                                Corporation from 1992-2000.
------------------------------------------------------------------------------------------------------------------------------------
TODD B. CIPPERMAN  Vice President and Assistant Secretary  (Since 1995)         Senior Vice President and General
36 yrs. old                                                                     Counsel of SEI Investments; Senior Vice
                                                                                President, General Counsel and Secretary
                                                                                of SEI Investments Global Funds Services
                                                                                and SEI Investments Distribution Co.
                                                                                since 2000; Vice President and Assistant
                                                                                Secretary of SEI Investments, SEI Global
                                                                                Funds Services and SEI Investments
                                                                                Distribution Co. from 1999-2000;
                                                                                Associate, Dewey Ballantine (law firm)
                                                                                from 1994-1995.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
    OVERSEEN BY BOARD                                OTHER DIRECTORSHIPS
         MEMBER                                     HELD BY BOARD MEMBER
--------------------------------------------------------------------------------

           N/A                                               N/A








--------------------------------------------------------------------------------
           N/A                                               N/A


--------------------------------------------------------------------------------
           N/A                                               N/A





--------------------------------------------------------------------------------
           N/A                                               N/A

--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     18 & 19
.................................................................................

 TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND (UNAUDITED)



                                                             TERM OF
                                     POSITION(S)             OFFICE AND
    NAME, ADDRESS,                    HELD WITH              LENGTH OF               PRINCIPAL OCCUPATION(S)
      AGE(1)                         THE TRUST               TIME SERVED                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
LYDIA A. GAVALIS                Vice President and         (Since 1998)         Vice President and Assistant Secretary
38 yrs. old                      Assistant Secretary                            Global Funds Services and SEI Investments
                                                                                Distribution Co. since 1998; Assistant
                                                                                General Counsel and Director of Arbitration,
                                                                                Philadelphia Stock Exchange from 1989-1998.
------------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. BARTO             Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of SEI
34 yrs. old                   and Assistant Secretary                           Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since  1999;
                                                                                Associate, Dechert (law firm) from 1997-1999;
                                                                                Associate, Richter, Miller & Finn (law firm)
                                                                                from 1994-1997.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM E. ZITELLI           Assistant Vice President      (Since 2000)         Vice President and Assistant Secretary of
34 yrs. old                        and Secretary                                SEI Investments Global Funds Services and
                                                                                SEI Investments Distribution Co. since 2000;
                                                                                Vice President, Merrill Lynch & Co. Asset
                                                                                Management Group from 1998 - 2000; Associate
                                                                                at Pepper Hamilton LLP from 1997-1998.
------------------------------------------------------------------------------------------------------------------------------------
CHRISTINE M. MCCULLOUGH         Vice President and         (Since 2000)         Vice President and Assistant Secretary of SEI
42 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 1999;
                                                                                Associate at White and Williams LLP
                                                                                from 1991-1999.
------------------------------------------------------------------------------------------------------------------------------------
JOHN C. MUNCH                   Vice President and         (Since 2001)         Vice President and Assistant Secretary of SEI
31 yrs. old                     Assistant Secretary                             Investments Global Funds Services and SEI
                                                                                Investments Distribution Co. since 2001;
                                                                                Associate at Howard Rice Nemorvoski
                                                                                Canady Falk & Rabkin from 1998-2001;
                                                                                Associate at Seward & Kissel from 1996-1998.
------------------------------------------------------------------------------------------------------------------------------------

        NUMBER OF
       PORTFOLIOS
    IN THE ADVISORS'
    INNER CIRCLE FUND
       OVERSEEN BY                                   OTHER DIRECTORSHIPS
         OFFICER                                       HELD BY OFFICER
--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------
          N/A                                                N/A




--------------------------------------------------------------------------------
          N/A                                                N/A





--------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

                                     20 & 21
.................................................................................

                             NOTICE TO SHAREHOLDERS
                                       OF
                           CRA REALTY SHARES PORTFOLIO
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2002 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2002 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2002 each Fund is designating the following items with regard to distributions paid during the year.

                                      Long Term          Qualified
                                     (20% Rate)            5-Year        Ordinary
                                    Capital Gain            Gain          Income         Tax Exempt          Total      Qualifying
Fund                                Distributions       Distributions  Distributions      Interest       Distributions Dividends (1)
--------------                      ------------        ------------   ------------     ------------     ------------- -------------
CRA Realty Shares Portfolio            00.00%              00.00%         100.00%          00.00%           100.00%       00.00%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND ARE REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

                                      NOTES

                                      NOTES

                                      NOTES

                                      FUND:
                           CRA REALTY SHARES PORTFOLIO
                                  P.O. Box 446
                               Portland, ME 04112

                                    ADVISER:
                             CLARION CRA SECURITIES
                      Suite 205, 259 N. Radnor-Chester Road
                                Radnor, PA 19087

                                  DISTRIBUTOR:
                        SEI INVESTMENTS DISTRIBUTION CO.
                            One Freedom Valley Drive
                                  Oaks, PA19456

                                 ADMINISTRATOR:
                      SEI INVESTMENTS GLOBAL FUNDS SERVICES
                            One Freedom Valley Drive
                                  Oaks, PA19456

                                 LEGAL COUNSEL:
                           MORGAN, LEWIS & BOCKIUS LLP
                         1111 Pennsylvania Avenue, N.W.
                              Washington, DC 20004

                              INDEPENDENT AUDITORS:
                                    KPMG LLP
                               1601 Market Street
                             Philadelphia, PA 19103

          This information must be preceded or accompanied by a current prospectus for the Fund described.



CRA-F-004-06